VANECK CHINEXT ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Capital Goods: 34.4%
Contemporary Amperex Technology Co. Ltd. #	63,800	$5,101,257
Eve Energy Co. Ltd. #	68,696	860,520
Ginlong Technologies Co. Ltd. #	4,900	160,610
JL Mag Rare-Earth Co. Ltd. #	20,600	103,138
Qingdao TGOOD Electric Co. Ltd. #	34,400	100,545
Shenzhen Inovance Technology Co. Ltd. #	95,485	851,886
Shenzhen Yinghe Technology Co. Ltd. #	19,600	83,770
Siasun Robot & Automation Co. Ltd. # *	63,900	91,613
Sungrow Power Supply Co. Ltd. #	53,400	894,932
Sunwoda Electronic Co. Ltd. #	58,900	251,755
Suzhou Maxwell Technologies Co. Ltd. #	2,400	197,480
Wuxi Lead Intelligent Equipment Co. Ltd. #	54,820	500,293
Xi'an Triangle Defense Co. Ltd. #	15,200	98,733
		9,296,532
Commercial & Professional Services: 1.3%
Beijing Originwater Technology Co. Ltd. #	106,400	100,127
Centre Testing International Group Co. Ltd. #	77,800	240,375
		340,502
Consumer Durables & Apparel: 0.2%
Huali Industrial Group Co. Ltd. #	4,800	54,748
Consumer Services: 0.6%
Songcheng Performance Development Co. Ltd. #	80,921	167,448
Diversified Financials: 7.6%
East Money Information Co. Ltd. #	476,517	1,886,016
Hithink RoyalFlush Information Network Co. Ltd. #	11,200	167,933
		2,053,949
Food, Beverage & Tobacco: 4.5%
Ligao Foods Co. Ltd. #	2,100	28,382
Three Squirrels, Inc. #	5,500	22,979
Wens Foodstuffs Group Co. Ltd. #	264,460	916,072
Yihai Kerry Arawana Holdings Co. Ltd. #	31,200	242,538
		1,209,971
Health Care Equipment & Services: 11.3%
Aier Eye Hospital Group Co. Ltd. #	126,611	625,511
Contec Medical Systems Co. Ltd. #	6,900	37,006
Dian Diagnostics Group Co. Ltd. #	25,700	117,068
Guangzhou Wondfo Biotech Co. Ltd. #	13,500	102,086
Intco Medical Technology Co. Ltd.	20,100	146,410
	Number of Shares	Value
Health Care Equipment & Services (continued)
Jafron Biomedical Co. Ltd. #	23,600	$168,121
Lepu Medical Technology Beijing Co. Ltd. #	63,413	200,358
Ovctek China, Inc. #	24,500	140,136
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. #	23,100	1,115,225
Shenzhen New Industries Biomedical Engineering Co. Ltd. #	15,300	81,641
Sinocare, Inc. #	17,000	49,710
Tofflon Science & Technology Group Co. Ltd. #	13,500	83,489
Winner Medical Co. Ltd.	5,900	57,057
Winning Health Technology Group Co. Ltd. #	96,766	142,294
		3,066,112
Household & Personal Products: 1.0%
By-health Co. Ltd. #	48,000	160,074
Yunnan Botanee Bio-Technology Group Co. Ltd. #	3,500	102,665
		262,739
Materials: 6.4%
Beijing Easpring Material Technology Co. Ltd. #	19,400	227,923
CNGR Advanced Material Co. Ltd. #	2,900	53,539
Huabao Flavours & Fragrances Co. Ltd. #	6,700	28,245
Nanjing Hanrui Cobalt Co. Ltd. #	12,000	119,011
Shandong Sinocera Functional Material Co. Ltd. #	42,000	227,670
Shenzhen Capchem Technology Co. Ltd. #	14,500	184,812
Shenzhen Dynanonic Co. Ltd. # *	3,200	284,855
Shenzhen Senior Technology Material Co. Ltd. #	35,700	210,830
Suzhou TA&A Ultra Clean Technology Co. Ltd. #	21,300	238,508
Weihai Guangwei Composites Co. Ltd. #	15,400	142,665
		1,718,058
Media & Entertainment: 1.9%
Beijing Enlight Media Co. Ltd. #	60,842	78,325
Bluefocus Intelligent Communications Group Co. Ltd. #	121,900	159,738
Kunlun Tech Co. Ltd. #	42,000	110,837
Mango Excellent Media Co. Ltd. #	32,570	158,491
		507,391
Pharmaceuticals, Biotechnology & Life Sciences: 14.4%
Anhui Anke Biotechnology Group Co. Ltd.	58,700	91,082
Betta Pharmaceuticals Co. Ltd. #	13,500	118,370
BGI Genomics Co. Ltd. #	12,800	162,345
Chengdu Kanghua Biological Products Co. Ltd. #	2,000	55,082

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VANECK CHINEXT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
China Resources Boya Bio-pharmaceutical Group Co. Ltd. #	15,500	$71,645
Chongqing Zhifei Biological Products Co. Ltd.	40,269	875,399
Hainan Poly Pharm Co. Ltd. #	14,600	99,713
Hangzhou Tigermed Consulting Co. Ltd. #	28,959	487,979
Imeik Technology Development Co. Ltd. # *	4,600	342,015
Maccura Biotechnology Co. Ltd. #	20,600	79,501
PharmaBlock Sciences Nanjing, Inc. #	8,400	126,810
Pharmaron Beijing Co. Ltd. #	13,300	246,192
Shenzhen Kangtai Biological Products Co. Ltd. #	19,600	286,396
Walvax Biotechnology Co. Ltd. #	87,900	755,823
Zhejiang Wolwo Bio- Pharmaceutical Co. Ltd. #	14,500	88,230
		3,886,582
Semiconductors & Semiconductor Equipment: 4.4%
Ingenic Semiconductor Co. Ltd. #	10,400	148,524
SG Micro Corp. #	7,800	398,248
Shenzhen SC New Energy Technology Corp. #	11,900	136,544
Yangling Metron New Material, Inc. #	4,600	49,380
Yangzhou Yangjie Electronic Technology Co. Ltd. #	14,100	162,752
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. #	32,600	305,648
		1,201,096
Software & Services: 3.8%
Beijing E-Hualu Information Technology Co. Ltd. #	21,900	72,383
Beijing Sinnet Technology Co. Ltd. #	61,100	126,863
Hangzhou Dptech Technologies Co. Ltd. #	4,882	21,229
Lakala Payment Co. Ltd. #	22,000	81,568
	Number of Shares	Value
Software & Services (continued)
Longshine Technology Group Co. Ltd. #	19,800	$86,184
NSFOCUS Technologies Group Co. Ltd. #	31,500	60,564
Sangfor Technologies, Inc. #	12,700	222,356
Thunder Software Technology Co. Ltd. #	16,900	261,808
Wangsu Science & Technology Co. Ltd. #	112,600	105,248
		1,038,203
Technology Hardware & Equipment: 8.1%
Anker Innovations Technology Co. Ltd. #	7,500	79,679
Chaozhou Three-Circle Group Co. Ltd. #	62,700	275,252
Eoptolink Technology, Inc. Ltd. #	23,100	112,778
Lens Technology Co. Ltd. #	107,268	196,179
Leyard Optoelectronic Co. Ltd. #	104,200	116,082
Maxscend Microelectronics Co. Ltd. #	11,288	370,551
Sai Micro Electronics, Inc. #	19,800	54,687
Shenzhen Everwin Precision Technology Co. Ltd. #	43,200	66,594
Shenzhen Sunway Communication Co. Ltd. #	44,601	125,714
Victory Giant Technology Huizhou Co. Ltd. #	27,300	98,925
Wuhan Jingce Electronic Group Co. Ltd. #	10,400	70,306
Wuhan Raycus Fiber Laser Technologies Co. Ltd. #	12,500	76,541
Wuhu Token Science Co. Ltd. #	112,900	144,034
Yealink Network Technology Corp. Ltd. #	17,100	208,668
Zhongji Innolight Co. Ltd. #	26,800	132,757
Zhuzhou Hongda Electronics Corp. Ltd. #	6,600	69,401
		2,198,148
Total Common Stocks (Cost: $21,215,546)		27,001,479
Total Investments: 99.9% (Cost: $21,215,546)		27,001,479
Other assets less liabilities: 0.1%		26,376
NET ASSETS: 100.0%		$27,027,855

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $25,831,531 which represents 95.6% of net assets.
*	Non-income producing
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Summary of Investments by Sector	% of Investments	Value
Communication Services	1.9%	$507,391
Consumer Discretionary	0.8	222,196
Consumer Staples	5.5	1,472,710
Financials	7.6	2,053,949
Health Care	25.8	6,952,694
Industrials	35.7	9,637,034
Information Technology	16.3	4,437,447
Materials	6.4	1,718,058
	100.0%	$27,001,479
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